Reverse Stock Split (Details Narrative) - Subsequent Event [Member] - Board of Directors [Member]	Oct. 13, 2020 shares
Number of shares issued	1
Reverse split stock	Our board of directors approved a 5:1 reverse split of our ordinary shares, which bega trading on a split adjusted basis on October 29, 2020. As a result of the reverse share split, each five (5) pre-split shares automatically combined into one (1) ordinary share without any action on the part of the holders, and the number of outstanding ordinary shares was be reduced from 32,022,685 to 6,406,146. No fractional shares will be issued as a result of the reverse share split. Shareholders who otherwise would be entitled to a fractional share because they hold a number of ordinary shares not evenly divisible by the one (1) for five (5) reverse split ratio, will automatically be entitled to receive an additional fractional share to round up to the next whole share.
Minimum [Member]
Number of shares issued	32,022,685
Maximum [Member]
Number of shares issued	6,406,146